Income Tax / Deferred Tax - Tax (Expense) / Benefit (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	$ 1,642	$ (5,329)	$ (1,824)
Argentina [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current	(127)	(2,603)	(1,282)
Deferred	2,093	(1,511)	(360)
Total	1,966	(4,114)	(1,642)
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current	(8)	1	(45)
Deferred	(4)	5	7
Total	(12)	6	(38)
Paraguay [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current	(76)	(206)	(54)
Deferred	(236)	(373)	(90)
Total	(312)	(579)	(144)
Uruguay [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current	0	0	0
Deferred	0	(642)	0
Total	$ 0	$ (642)	$ 0